Fair Value (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Summary of Assets and Liabilities Measured at Fair Value on a Recurring Basis
The Company’s assets and liabilities measured at fair value on a recurring basis, aggregated by the level in the fair value hierarchy within which those measurements fall, were as follows as of December 31, (in thousands):

	2023
	Level 1	Level 2	Level 3	Total
Assets:
Money market funds	$161,000	$—	$—	$161,000
Liabilities:
Public Warrants	$8,059	$—	$—	$8,059
Private Placement Warrants	—	4,260	—	4,260
Share-based awards settled in cash	1,268	—	—	1,268
	$9,327	$4,260	$—	$13,587

	2022
	Level 1	Level 2	Level 3	Total
Assets
Money market funds	$257,000	$—	$—	$257,000
Liabilities
Public Warrants	$5,500	$—	$—	$5,500
Private Placement Warrants	—	2,888	—	2,888
Share-based awards settled in cash	1,618	—	—	1,618
	$7,118	$2,888	$—	$10,006